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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [_]; Amendment Number:

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:    The Wellcome Trust Limited as trustee of the Wellcome Trust
     Address: 215 Euston Road,
              London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:  Peter Pereira Gray
     Title: Managing Director of Investments
     Phone: +44 207 611 8666

Signature, Place, and Date of Signing:


/s/ Peter Pereira Gray                    London, England         11/02/09
------------------------------------   --------------------   ---------------
(Name)                                     (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           21 Items

Form 13F Information Table Value Total:   $1,276,640 (thousands)

List of Other Included Managers:          Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1              ITEM 2   ITEM 3        ITEM 4       ITEM 5              ITEM 6     ITEM 7     ITEM 8
                                                                                                             Voting
                              Title of             Market Value   Shares /           Investment    Other    Authority
       Name of Issuer          Class      CUSIP     (X $1,000)    Prn Amt.   SH/PRN  Discretion  Managers     Sole
----------------------------  --------  ---------  ------------  ----------  ------  ----------  --------  ----------
APPLE INC                     COM       037833100     100,274       541,000    SH       SOLE       NONE       541,000
BANK OF AMERICA CORPORATION   COM       060505104      82,138     4,854,500    SH       SOLE       NONE     4,854,500
CELLDEX THERAPEUTICS INC NEW  COM       15117B103       1,216       221,546    SH       SOLE       NONE       221,546
CISCO SYS INC                 COM       17275R102      79,575     3,380,400    SH       SOLE       NONE     3,380,400
COCA COLA CO                  COM       191216100      64,440     1,200,000    SH       SOLE       NONE     1,200,000
EXXON MOBIL CORP              COM       30231G102      66,483       969,000    SH       SOLE       NONE       969,000
GENERAL ELECTRIC CO           COM       369604103      68,718     4,185,000    SH       SOLE       NONE     4,185,000
GOOGLE INC                    CL A      38259P508      76,857       155,000    SH       SOLE       NONE       155,000
HEWLETT PACKARD CO            COM       428236103      77,330     1,638,000    SH       SOLE       NONE     1,638,000
INFINITY PHARMACEUTICALS INC  COM       45665G303         933       149,834    SH       SOLE       NONE       149,834
INTERNATIONAL BUSINESS MACHS  COM       459200101      77,029       644,000    SH       SOLE       NONE       644,000
JOHNSON & JOHNSON             COM       478160104      76,076     1,249,400    SH       SOLE       NONE     1,249,400
JPMORGAN & CHASE & CO         COM       46625H100      87,640     2,000,000    SH       SOLE       NONE     2,000,000
METABASIS THERAPEUTICS INC    COM       59101M105         204       474,833    SH       SOLE       NONE       474,833
MICROMET INC                  COM       59509C105       7,834     1,176,287    SH       SOLE       NONE     1,176,287
MICROSOFT CORP                COM       594918104      82,304     3,200,000    SH       SOLE       NONE     3,200,000
MORGAN STANLEY                COM NEW   617446448      54,040     1,750,000    SH       SOLE       NONE     1,750,000
PEPSICO INC                   COM       713448108      84,318     1,437,400    SH       SOLE       NONE     1,437,400
PROCTER & GAMBLE CO           COM       742718109      63,712     1,100,000    SH       SOLE       NONE     1,100,000
SCHLUMBERGER LTD              COM       806857108      71,520     1,200,000    SH       SOLE       NONE     1,200,000
WAL MART STORES INC           COM       931142103      53,999     1,100,000    SH       SOLE       NONE     1,100,000
                                                    1,276,640    32,626,200                                32,626,200